Other Comprehensive Income (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Equity [Abstract]
Tax effects allocated to each component of other comprehensive income

The following table shows the tax effects allocated to each component of other comprehensive income for the six months ended March 31, 2017 and 2016:

	2017			2016
	Before-Tax Amount	Tax Expense	Net-of-Tax Amount	Before-Tax Amount	Tax Expense	Net-of-Tax Amount
Unrealized gains (losses) on securities:
Net unrealized (losses) gains arising during the period	$(2,140)	$856	$(1,284)	$831	$(333)	$498
Less: reclassification adjustment for gains included in net income	29	(12)	17	4	(1)	3
Defined benefit plans:
Amortization of unrecognized prior service costs and net losses	—	—	—	(58)	23	(35)

Other comprehensive (loss) income	$(2,111)	$844	$(1,267)	$777	$(311)	$466

The following table shows the tax effects allocated to each component of other comprehensive income for the years ended September 30, 2016 and 2015:

	2016			2015
	Before-Tax Amount	Tax Expense	Net-of-Tax Amount	Before-Tax Amount	Tax Expense	Net-of-Tax Amount
Unrealized gains on securities:
Net unrealized gains arising during the period	$1,375	(550)	$825	$973	$(389)	$584
Less: reclassification adjustment for gains included in net income	63	(25)	38	60	(24)	36
Defined benefit plans:
Amortization of unrecognized prior service costs and net gains (losses)	(58)	23	(35)	13	(5)	8

Other comprehensive income	$1,380	$(552)	$828	$1,046	$(418)	$628

Changes in the accumulated balances for each component of other comprehensive income

The changes in the accumulated balances for each component of other comprehensive income (loss) for the twelve months ended September 30, 2016 and the six months ended March 31, 2017 were as follows:

	Unrealized Gains (Losses) on Securities	Defined Benefit Plans	Other Accumulated Comprehensive Income (Loss)
Balance, October 1, 2015	$(249)	$35	$(214)
Current year-to-date other comprehensive income (loss), net of tax	863	(35)	828

Ending balance, September 30, 2016	$614	$—	$614
Current year-to-date other comprehensive loss, net of tax	(1,267)	—	(1,267)

Ending balance, March 31, 2017	$(653)	$—	$(653)

The changes in the accumulated balances for each component of other comprehensive income for the years ended September 30, 2016 and 2015 were as follows:

	Unrealized Gains (Losses) on Securities	Defined Benefit Plans	Other Comprehensive Income (Loss)
Balance, October 1, 2014	$(869)	$27	$(842)
Current year-to-date other comprehensive income, net of tax	620	8	628

Ending balance, September 30, 2015	$(249)	$35	$(214)
Current year-to-date other comprehensive income, net of tax	863	(35)	828

Ending balance, September 30, 2016	$614	$—	$614

Reclassification out of accumulated other comprehensive income

Reclassifications out of accumulated other comprehensive income (loss) for the six months ended March 31, 2017 were as follows:

Details about Accumulated Other Comprehensive Income Components	Amounts Reclassified from Accumulated Other Comprehensive Income (1)	Affected Line Item on the Statement of Operations
Unrealized gains and losses
Sale of securities	$29	Net gain on sale of available for sale securities
Tax Effect	(12)	Provision for income taxes

Total reclassifications for the period	$17	Net income attributable to common shareholders

(1)	Amounts in parentheses indicate decreases to profit/loss.

Reclassifications out of accumulated other comprehensive income for the six months ended March 31, 2016 were as follows:

Details about Accumulated Other Comprehensive Income Components	Amounts Reclassified from Accumulated Other Comprehensive Income(1)	Affected Line Item on the Statement of Operations

Unrealized gains and losses
Sale of securities	$4	Net gain on sale of available for sale securities
Tax Effect	(2)	Provision for income taxes

Total reclassifications for the period	$2	Net income attributable to common shareholders

(1)	Amounts in parentheses indicate decreases to profit/loss.

Reclassifications out of accumulated other comprehensive income for the twelve months ended September 30, 2016 were as follows:

Details about Accumulated Other Comprehensive Income (Loss) Components	Amounts Reclassified from Accumulated Other Comprehensive Income (Loss) (1)	Affected Line Item on the Statement of Operations
Unrealized gains and losses
Sale of securities	$63	Net gain on sale of available for sale securities
Tax effect	(25)	Provision for income taxes

Total reclassifications for the period	$38	Net income attributable to common shareholders

(1)	Amounts in parentheses indicate decreases to profit/loss.

Reclassifications out of accumulated other comprehensive income for the twelve months ended September 30, 2015 were as follows:

Details about Accumulated Other Comprehensive Income (Loss) Components	Amounts Reclassified from Accumulated Other Comprehensive Income (Loss)(1)	Affected Line Item on the Statement of Operations
Unrealized gains and losses
Sale of securities	$60	Net gain on sale of available for sale securities
Tax effect	(24)	Provision for income taxes

Total reclassifications for the period	$36	Net income attributable to common shareholders

(1)	Amounts in parentheses indicate decreases to profit/loss.